Mineral Interests and Property, Plant and Equipment, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Mineral interests			$ 147,700	$ 147,700
Mineral properties, accumulated depletion			75,500	67,300
Depreciation and depletion	$ 45,277	$ 40,023	153,982	127,356	$ 115,279
Capitalized interest			$ 12,700	$ 12,100	$ 1,400